14. Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Non-current trade and other receivables	$ 2,602,213	$ 3,553,129
Current trade and other receivables	3,887,065	2,215,535
Trade receivables—CAMMESA
Disclosure of financial assets [line items]
Non-current trade and other receivables	2,591,913	3,544,354
Current trade and other receivables	3,625,863	1,807,721
Trade receivables—YPF SA
Disclosure of financial assets [line items]
Current trade and other receivables	136,696	309,837
Upfront payments of associates acquisition
Disclosure of financial assets [line items]
Non-current trade and other receivables	43	43
Recovery of insurance
Disclosure of financial assets [line items]
Current trade and other receivables	21,292	16,646
Trade receivables—Large users
Disclosure of financial assets [line items]
Current trade and other receivables	41,414	25,384
Receivables from associates
Disclosure of financial assets [line items]
Non-current trade and other receivables	10,257	8,732
Current trade and other receivables	7,267	5,487
Receivables from other related parties
Disclosure of financial assets [line items]
Current trade and other receivables	0	11
Other receivables
Disclosure of financial assets [line items]
Current trade and other receivables	56,284	52,200
Subtotal
Disclosure of financial assets [line items]
Current trade and other receivables	3,888,816	2,217,286
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Current trade and other receivables	$ (1,751)	$ (1,751)